PENSION PLANS AND POSTRETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2021
PENSION PLANS AND POSTRETIREMENT BENEFITS
PENSION PLANS AND POSTRETIREMENT BENEFITS

28.  PENSION PLANS AND POSTRETIREMENT BENEFITS

The Corporation maintains various flat-benefit plans, final-pay plans with indexation features from zero to 2%, as well as defined contribution plans. The Corporation also provides postretirement benefits to eligible retired employees. The Corporation’s pension plans are registered with a provincial or federal regulatory authority.

The Corporation’s funding policy for its funded pension plans is to maintain its contribution at a level sufficient to cover benefits and to meet requirements of the applicable regulations and plan provisions that govern the funding of the plans. These provisions establish, among others, the future amortization payments when the funding ratio of the pension plans is insufficient as defined by the relevant provincial and federal laws. Payments are determined by an actuarial report performed by an independent company at least every three years or annually, according to the applicable laws and in accordance with plan provisions.

By their design, the defined benefit plans expose the Corporation to the typical risks faced by defined benefit plans, such as investment performance, changes to the discount rates used to value the obligation, longevity of plan participants, and future inflation. The administration of the plans is assured by pension committees composed of members of the plans, members of the Corporation’s management and independent members or by the Corporation, in accordance with the provisions of each plan. Under the Corporation’s rules of governance, the approval and oversight of the defined benefit plan policies are performed at different levels through the pension committees, the Corporation’s management, or the Audit and Risk Management Committee. The risk management of pension plans is also performed under the leadership of these committees at various levels. The custody of securities and management of security transactions are assigned to trustees within a mandate given by the pension committees or the Corporation, as the case may be. Policies include those on investment objectives, risk-mitigation strategies and the mandate to hire investment fund managers and monitor their work and performance. The defined benefit pension plans are monitored on an ongoing basis to assess the benefit, funding and investment policies, financial status, and the Corporation’s funding requirement.

28.  PENSION PLANS AND POSTRETIREMENT BENEFITS (continued)

The following tables show a reconciliation of the changes in the plans’ benefit obligations and the fair value of plan assets for the years ended December 31, 2021 and 2020:

	Pension benefits		Postretirement benefits
	2021	2020	2021	2020
Change in benefit obligations
Benefit obligations at the beginning of the year	$1,668.4	$1,480.6	$70.1	$62.9
Service costs	40.1	37.4	2.0	1.9
Interest costs	43.2	46.7	1.8	1.9
Plan participants’ contributions	9.1	10.5	—	—
Actuarial (gain) loss arising from:
Financial assumptions	(138.8)	158.8	(7.2)	8.2
Demographic assumptions	12.5	—	—	—
Participant experience	4.4	(2.8)	—	—
Benefits and settlements paid	(70.1)	(63.5)	(1.6)	(1.7)
Plan amendments and other	1.0	0.7	(3.8)	(3.1)
Benefit obligations at the end of the year	$1,569.8	$1,668.4	$61.3	$70.1

Change in plan assets
Fair value of plan assets at the beginning of the year	$1,440.0	$1,345.7	$—	$—
Actual return on plan assets	107.7	122.9	—	—
Employer contributions	37.4	26.8	1.6	1.7
Plan participants’ contributions	9.1	10.5	—	—
Benefits and settlements paid	(70.1)	(63.5)	(1.6)	(1.7)
Administrative fees	(2.1)	(2.4)	—	—
Fair value of plan assets at the end of the year	$1,522.0	$1,440.0	$—	$—

As of December 31, 2021, the weighted average duration of defined benefit obligations was 15.5 years (16.1 years in 2020). The Corporation expects future benefit payments of $66.0 million in 2022.

The investment strategy for plan assets takes into account a number of factors, including the time horizon of the pension plans’ obligations and the investment risk. For each of the plans, an allocation range by asset class is developed, whereby a mix of asset classes is used to optimize the risk-return profile of plan assets and to mitigate asset-liability mismatch.

Plan assets are comprised of:

	2021	2020
Equity securities:
Canadian	15.7%	15.4%
Foreign	25.9	24.8
Debt securities	53.1	55.7
Other	5.3	4.1
	100.0%	100.0%

The fair value of securities is based on quoted prices in an active market, while the fair value of other investments is not based on quoted prices in an active market.

28.  PENSION PLANS AND POSTRETIREMENT BENEFITS (continued)

Where funded plans have a net defined benefit asset, the Corporation determines if potential reductions in future contributions are permitted by applicable regulations and by collective bargaining agreements. When a defined benefit asset is created, it cannot exceed the future economic benefit that the Corporation can expect to obtain from the asset. The future economic benefit represents the value of reductions in future contributions and expenses payable to the pension fund. It does not reflect gains that could be generated in the future that would allow reductions in contributions by the Corporation. When there is a minimum funding requirement, this could also limit the amounts recognized on the balance sheet. A minimum funding requirement represents the present value of amortization payments based on the most recent actuarial financing reports filed.

The reconciliation of funded status to the net amount recognized on the consolidated balance sheets is as follows:

	Pension benefits		Postretirement benefits
	2021	2020	2021	2020
Benefit obligations	$(1,569.8)	$(1,668.4)	$(61.3)	$(70.1)
Fair value of plan assets	1,522.0	1,440.0	—	—
Plan deficit	(47.8)	(228.4)	(61.3)	(70.1)
Asset limit and minimum funding adjustment	(24.2)	(12.9)	—	—
Net amount recognized[1]	$(72.0)	$(241.3)	$(61.3)	$(70.1)
1	The net liability recognized for 2021 is $133.3 million ($311.4 million in 2020), of which an amount of $154.6 million ($311.4 million in 2020) is included in “Other liabilities” and $21.3 million (none in 2020) is included in “Other assets”.

Components of re-measurements are as follows:

	Pension benefits			Postretirement benefits
	2021	2020	2019	2021	2020	2019
Actuarial gain (loss) on benefit obligations	$121.9	$(156.0)	$(170.4)	$7.2	$(8.2)	$(11.4)
Actual return on plan assets, less interest income anticipated in the interest on the net defined benefit liability calculation	70.9	81.1	107.9	—	—	—
Asset limit and minimum funding adjustment	(11.0)	(0.7)	4.9	—	—	—
Re-measurement gain (loss) recorded in other comprehensive income (loss)	$181.8	$(75.6)	$(57.6)	$7.2	$(8.2)	$(11.4)

Components of the net benefit costs are as follows:

	Pension benefits			Postretirement benefits
	2021	2020	2019	2021	2020	2019
Employee costs:
Service costs	$40.1	$37.4	$30.4	$2.0	$1.9	$2.3
Plan amendments, administrative fees and other	3.1	4.4	4.4	—	(3.2)	(23.2)
Interest on net defined benefit liability	6.7	5.4	4.2	1.8	1.9	2.6
Net benefit costs (gain)	$49.9	$47.2	$39.0	$3.8	$0.6	$(18.3)

The expense related to defined contribution pension plans amounted to $21.5 million in 2021 ($20.1 million in 2020 and $19.6 million in 2019).

28.  PENSION PLANS AND POSTRETIREMENT BENEFITS (continued)

The expected employer contributions to the Corporation’s defined benefit pension plans and postretirement benefit plans will be $37.4 million in 2022, based on the most recent financial actuarial reports filed (contributions of $39.0 million were paid in 2021).

Assumptions

The Corporation determines its assumption for the discount rate to be used for purposes of computing annual service and interest costs based on an index of high-quality corporate bond yield and matched-funding yield curve analysis as of the measurement date.

The actuarial assumptions used in measuring the Corporation’s benefit obligations as of December 31, 2021, 2020 and 2019 and current periodic benefit costs are as follows:

	Pension and postretirement benefits
	2021	2020	2019
Benefit obligations
Rates as of year-end:
Discount rate	3.00%	2.50%	3.10%
Rate of compensation increase	3.00	3.00	3.00

Current periodic costs
Rates as of preceding year-end:
Discount rate	2.50%	3.10%	3.90%
Rate of compensation increase	3.00	3.00	3.00

The assumed average retirement age of participants used ranged from 59 to 62 years.

The assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligations was 7.30% at the end of 2021. These costs, as per the estimate, are expected to decrease gradually over the next five years to 5.30% and to remain at that level thereafter.

Sensitivity analysis

An increase of 10 basis points in the discount rate would have decreased the pension benefit obligation by $22.8 million and the postretirement benefit obligation by $1.5 million as of December 31, 2021. There are limitations to this sensitivity analysis since it only considers the impacts of an increase of 10 basis points in the discount rate assumption without changing any other assumptions. No sensitivity analysis was performed on other assumptions as a similar change to those assumptions would not have a significant impact on the consolidated financial statements.